Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2017
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessels are comprised of the following:
Balance, January 1, 2016	$68,356
Advances paid, including capitalized expenses and interest	61,857
Impairment loss	(17,163)
Transferred to vessel cost (refer to Note 4)	(100,043)
Balance, December 31, 2016	$13,007
Advances paid, including capitalized expenses and interest	58,150
Transferred to vessel cost (refer to Note 4)	(67,504)
Balance, December 31, 2017	$3,653